Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions [Abstract]
Incurred interest expense	$ 8,265	$ 8,641
Incurred accretion expense	3,345	4,006
Recorded expenses	52,264	83,963
Cost paid	$ 603,838	$ 84,165